Annual Fund Operating Expenses - The Disciplined Growth Investors Fund [Member]	Jul. 09, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%